Share Capital and Additional Paid-In Capital	12 Months Ended
Mar. 31, 2025
Share Capital and Additional Paid-In Capital [Abstract]
SHARE CAPITAL AND ADDITIONAL PAID-IN CAPITAL

NOTE 27 — SHARE CAPITAL AND ADDITIONAL PAID-IN CAPITAL

The details of the Group’s share capital are as follows:

	Number of shares * (Class A)	Amount (Class A)	Number of shares * (Class B)	Amount (Class B)	Subscription receivable	Additional Paid-in Capital
Shares outstanding as March 31, 2024	9,501,000	9,501	499,000	499	(300,000)	3,017,409
Subscription of Class B shares	—	—	—	—	300,000	—
Class B shares converted into Class A shares	499,000	499	(499,000)	(499)	—	—
IPO subscription	1,000,000	1,000	—	—	—	3,999,000
Deferred IPO costs and IPO costs	—	—	—	—	—	(3,552,511)
Shares outstanding as March 31, 2025	11,000,000	11,000	—	—	—	3,463,898

Following table illustrate the total IPO costs deducted to the additional paid-in capital

As at March 31, 2025
Deferred IPO costs as of March 31, 2024	$1,260,075
IPO costs paid during the year ended March 31, 2025	1,377,579
Shares issued advanced amortized for deferred IPO costs	914,857

Total IPO costs deducted to the additional paid-in capital	$3,552,511

	Number of shares	Amount	Additional Paid-in Capital
Authorized Class A Ordinary shares of US$0.001 as at March 31, 2024 and March 31, 2025 *	49,501,000	$49,501	$—
Authorized Class B Ordinary shares of US$0.001 as at March 31, 2024 and March 31, 2025 *	499,000	499	$—
Issued Class A Ordinary shares of US$0.001 as at March 31, 2024 *	9,501,000	9,501	$2,217,908
Issued Class B Ordinary shares of US$0.001 as at March 31, 2024 *	499,000	499	$799,501
Issued Class A Ordinary shares of US$0.001 as at March 31, 2025 *	11,000,000	11,000	$3,463,898
Issued Class B Ordinary shares of US$0.001 as at March 31, 2025 *	—	—	$—

*	The Company effected a 1:10 forward stock split on October 24, 2024, as a result, the shares issued and outstanding and per share number presented here are adjusted retrospectively.

Class A Ordinary Shares

On December 1, 2023, the Company issued to two shareholders, 617,850 shares each, at unit price $0.001 per share as instructed by old shareholder of the Company to reflect transferring of shares.

On December 1, 2023, the Company issued to three shareholders 474,100 shares each, for their services in connection with the IPO and pre-IPO financing and cash consideration of $1,422 in total. As the services were going to be provided over the time till closing of IPO of the Company, the Company determined the value of the shares at average price over the whole service period in accordance with IFRS 2-13. During the fiscal year ended March 31, 2024, the fair value of the shares were valued at $1,831,137. After deducting the $1,422 cash consideration received by the Company, remaining value of $1,829,715 were determined as the service fee prepaid to the three parties. The services are estimated at 2-years service period, thus $914,857 were recorded as a deferred IPO costs for the services provided and $914,858 were recorded as a prepayment for the service to be provided for the next year as of March 31, 2024. As of March 31, 2025, the Company closed an IPO, therefore, the total service cost of $1,829,715 were recorded into deferred IPO costs and then immediately offset to the additional paid in capital.

Class B Redeemable Ordinary Shares

On December 15, 2023, the Company issued 499,000 Class B Redeemable Ordinary Shares, to a shareholder to obtain US$800,000 cash proceeds. As of March 31, 2024, cash proceeds of $500,000 were received, and the remaining $300,000 were recorded as a subscription receivable. As of March 31, 2025, the remaining $300,000 were received as well. In addition, all Class B shares converted into Class A shares in a one-to-one basis immediately prior to the IPO. As such, no Class B shares was outstanding as of March 31, 2025.

All Class B Redeemable Ordinary Shares have the same par value of USD0.001 per share.

The major rights, preferences and privileges of the Class B Redeemable Ordinary Shares are as follows:

Description	Contents
Ordinary shares

Where the Directors issue a Share having no preferred, deferred, redemption or other special rights, it shall be issued as an ordinary Share and entitle the holder, subject to any other Share having any preferred, deferred, redemption or other special rights, to

(a) receive notice of, attend and vote at any general meeting of the Company and on any Ordinary Resolution or Special Resolution;

(b) an equal share in any dividend or other Distribution paid by the Company; and

(c) an equal share in the distribution of the surplus assets of the Company.

Voting rights

(i) Holders of Class B Redeemable Ordinary Shares shall be entitled to receive notice of meetings of Members in accordance with these Articles and on the same basis as holders of the Class A Ordinary Shares. Except in relation to the maters as provided below or as otherwise provided by law or from time to time by the provisions hereof, the Class B Redeemable Ordinary Shares and the Class A Ordinary Shares shall vote as a single class.

(ii) Upon any resolution proposed at a general meeting of the Company, every holder of Class B Redeemable Ordinary Shares who is present in person, by its duly authorized representative or by proxy, shall have one vote and on a poll every holder shall have one vote in respect of each Class B Redeemable Ordinary Share registered in the name of such holder.

Redemption Rights

(i) In the event that an Event of Default occurs, upon demand in writing by the Holder, the Company shall redeem out of lawfully available funds the Class B Redeemable Ordinary Shares held by the Holder in full at an amount equal to the proportion of Subscription Monies paid to the Company up to the Redemption Date (which, for the avoidance of doubt, shall mean the Subscription Monies in the amount of US$800,000 less any amount thereof unpaid) plus the interests accrued but not yet paid to the Holder for each portion of the Subscription Monies paid to the Company for the period between the date of payment of such portion of the Subscription Monies and the Redemption Date (both dates inclusive) at the rate of 12% per annum compounded annually (the “Default Redemption Price”).

(ii) In the event that the IPO is not completed due to any Force Majeure Event happening after the end of the 24th month after the Completion Date, upon demand in writing by the Holder, the Company shall redeem out of lawfully available funds the Class B Redeemable Ordinary Shares held by the Holder in full at an amount equal to the proportion of Subscription Monies paid to the Company up to the Redemption Date (which, for the avoidance of doubt, shall mean the Subscription Monies in the amount of US$800,000 less any amount thereof unpaid) plus the interests accrued but not yet paid to the Holder for each portion of the Subscription Monies paid to the Company for the period between the date of payment of such portion of the Subscription Monies and the Redemption Date (both dates inclusive) at the rate of 8% per annum compounded annually (the “Force Majeure Redemption Price”). For the avoidance of doubt, if both Event of Default and the Force Majeure Event have occurred, the Company shall redeem the Subscription Shares in full at the Default Redemption Price.

(iii) In the event that the IPO is not completed for any reason other than an Event of Default and Force Majeure Event which happened after the end of the 15th month after the Completion Date, upon demand in writing by the Holder, the Company shall redeem out of lawfully available funds the Class B Redeemable Ordinary Shares held by the Holder in full at an amount equal to the proportion of Subscription Monies paid to the Company up to the Redemption Date (which, for the avoidance of doubt, shall mean the Subscription Monies in the amount of US$800,000 less any amount thereof unpaid) plus the interests accrued but not yet paid to the Holder for each portion of the Subscription Monies paid to the Company for the period between the date of payment of such portion of the Subscription Monies and the Redemption Date (both dates inclusive) at the rate of 8% per annum compounded annually in relation to such proportion of Subscription Monies (the “Expiry Redemption Price”).

Other Rights	Each Class B Redeemable Ordinary Share shall, unless otherwise provided in this Article 5.8, have attached to it the same rights as a Class A Ordinary Share.
Conversion Right

(a) The Holder is free to convert the Class B Redeemable Ordinary Shares into Class A Ordinary Shares at the Conversion Ratio (as defined below) at any time upon written request to the Company after the Completion Date. “Conversion Ratio” shall be 1:1, ie. One Class B Redeemable Ordinary Share in exchange for one Class A Ordinary Share at the time of the Completion Date, with subsequent customary and proportional adjustments due to stock split, stock dividend etc. of the securities issued by the Company or other corporate events alike. For the avoidance of doubt, the Conversion Ratio shall be adjusted if needed such that the Holder shall not suffer any dilution in its equity interest in any member of the Group before the IPO. Upon tendering of the written request, the Company shall undertake to complete the conversion within 2 Business Days.

(b) In case the Class B Redeemable Ordinary Shares are converted to Class A Ordinary Shares in anticipation of IPO, and that the Company fails to complete the IPO after 15 months of the Completion Date or the occurrence of an Event of Default, whichever is earlier, upon the written request of the Holder, the Company shall convert all the Class A Ordinary Shares held by the Holder back to the Class B Redeemable Ordinary Shares with the associated rights of the Class B Redeemable Ordinary Shares reinstated within 30 calendar days from the written request.

(c) Notwithstanding Article 5.13, any stock split, stock dividend etc. of the securities issued by the Company or other corporate events alike should require the prior written consent of the Holder.

Accounting of Class B Redeemable Ordinary Shares (“Class B shares”)

The Company classified all redeemable Class B shares as an equity in the consolidated statements of financial position as analyzed below, item by item for all criteria in accordance with IAS32 16A and 16B for classification liabilities and equities of puttable instruments:

IAS terms	Analysis Results
16A (a)	Yes, the Class B shares share with the same rights as Class A ordinary shares on liquidation as defined in Article of Association of 5.8 d.

16A (b)	Yes, the Class B shares does not have priority on liquidation as defined in Article of Association of 5.8 d.

16A (c)	Yes, all shares in this Class B have the same term

16A (d)	Yes, the Company does not have other obligation to deliver cash or assets to the holder of the Class B shares

16A (e)	Yes, the expected cash flow of the Class B shares is either from shares sold out or dividend.

16B (a)	No, no other instruments attached in the Class B shares having certain features as described in 16B (a)

16B (b)	No, no any restriction on the return or make it fixing the return

As analyzed above, all criteria are met. Thus, the redeemable Class B shares can be reclassified as an equity.